Schedule of Notes Payable (Details) (Parenthetical)											6 Months Ended
	Jan. 12, 2021 USD ($)	Apr. 03, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 20, 2020 USD ($)	Dec. 06, 2019	Apr. 02, 2019 USD ($)	Jan. 17, 2019 USD ($)	Nov. 02, 2018 USD ($)	Sep. 21, 2018 USD ($) ft²	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Short-term Debt [Line Items]
Debt instrument maturity date						Jun. 06, 2020
Sale of commercial building											$ 1,627,500
Prescott Management LLC [Member]
Short-term Debt [Line Items]
Debt instrument principal value													$ 1,022,567
Debt interest rate										6.50%
Seller financing										$ 1,100,000
Amortizing period										30 years
Debt instrument monthly installments										$ 6,952
Debt instrument maturity date, description										beginning on November 1, 2018, and continuing on the same day of each month thereafter until October 31, 2019.
Sale of commercial building	$ 1,627,500
Interest payable													2,215
Amortizing period										30 years
Prescott Management LLC [Member] | One-Year Anniversary [Member]
Short-term Debt [Line Items]
Debt instrument monthly installments										$ 50,000
Prescott Management LLC [Member] | New Scheduled Payment [Member] | Beginning on November 1, 2019 and Continuing Until October 31, 2023 [Member]
Short-term Debt [Line Items]
Debt instrument principal value										986,438
Debt instrument monthly installments										$ 6,559
Debt instrument maturity date, description										beginning on November 1, 2019 and continuing until October 31, 2023
Prescott Management LLC [Member] | Office Building [Member]
Short-term Debt [Line Items]
Area of land | ft²										10,000
Seller financing										$ 1,500,000
Notes payable, description										the Company, through its wholly-owned subsidiary Prescott Management, LLC, entered into a contract to purchase an approximately 10,000 square foot office building located at 1300 South Jones Boulevard, Las Vegas, Nevada 89146 for $1,500,000, subject to seller financing in the amount of $1,100,000, amortizing over 30 years at an interest rate of 6.5% per annum with monthly installments of $6,952.75 beginning on November 1, 2018, and continuing on the same day of each month thereafter until October 31, 2019. Upon the one-year anniversary of the note, a principal reduction payment of $50,000 is due, and provided that the monthly payments and the principal reduction payment have been made, the payments will be recalculated and re-amortized on the same terms with a new scheduled monthly payment of $6,559 beginning on November 1, 2019 and continuing until October 31, 2023, at which time the entire sum of principal in the amount of $986,438, plus any accrued interest, is due and payable. The Company closed the purchase on October 18, 2018. The building is home to the Company’s business operations.
Note Payable One [Member]
Short-term Debt [Line Items]
Debt instrument maturity date									Oct. 31, 2023
Debt instrument principal value									$ 1,100,000
Debt interest rate									6.50%
Promissory Note [Member] | John T. Jacobs and Teresa D. Jacobs [Member]
Short-term Debt [Line Items]
Debt instrument maturity date							Mar. 31, 2022
Debt instrument principal value							$ 250,000				129,026		237,167
Debt interest rate							6.50%
Debt instrument monthly installments							$ 2,178
Debt instrument maturity date, description							beginning May 1, 2019 until March 31, 2020
Interest payable											1,318		10,807
Promissory Note [Member] | John T. Jacobs and Teresa D. Jacobs [Member] | Second Payment [Member] | March 31, 2021 [Member]
Short-term Debt [Line Items]
Debt instrument principal payment reduction							$ 50,000
Debt instrument, interest rate terms							the payments shall be re-amortized (15-year amortization)
Amortizing period							15 years
Promissory Note [Member] | FR Holdings, LLC [Member]
Short-term Debt [Line Items]
Debt instrument maturity date								Jan. 31, 2022
Debt instrument principal value								$ 750,000			750,000
Debt interest rate								5.00%
Debt instrument monthly installments								$ 3,125
Debt instrument maturity date, description								beginning February 1, 2019 until January 31, 2022
Interest payable											$ 0		38,958
Short-term Promissory Note [Member] | Alternative Hospitality, Inc [Member] | Pyrros One, LLC [Member]
Short-term Debt [Line Items]
Debt instrument principal value					$ 110,405
Debt interest rate					9.00%
Interest payable													3,600
Debt instrument, interest rate terms					The Note shall bear interest at a rate of 9% per annum with interest-only payments in the amount of $825 due on or before the twentieth day of each month commencing on April 20, 2020.
Debt intrument payment expenses					$ 36,405
Debt instrument interest payment					825
Debt instrument interest and principal reduction payment					$ 1,233
Notes payable, description					The Holder is granted a security interest in that certain real property located at 1300 S. Jones Blvd, Las Vegas, NV 89146, which is owned by the Borrower.
Debt instrument, payment terms					The Borrower was required to make an interest and principal reduction payment in the amount of $1,233 on or before March 20, 2020.
Short-term Promissory Note [Member] | Condo Highrise Management, LLC [Member] | Pyrros One, LLC [Member]
Short-term Debt [Line Items]
Debt instrument maturity date			Mar. 30, 2021
Debt instrument principal value			$ 90,000	$ 90,000									90,000
Debt interest rate			9.00%	9.00%
Interest payable													0
Debt instrument, interest rate terms			The Note shall bear interest at a rate of 9% per annum with interest-only payments in the amount of $675 due on or before the first day of each month commencing on May 1, 2020.	The Note shall bear interest at a rate of 9% per annum with interest-only payments in the amount of $675 due on or before the first day of each month commencing on May 1, 2020.
Debt instrument interest payment			$ 675	$ 675
Notes payable, description			The Holder is granted a security interest in that certain real property located at 4295 Hwy 343, Amargosa, NV 89020 which is owned by the Borrower.	The Holder is granted a security interest in that certain real property located at 4295 Hwy 343, Amargosa, NV 89020, which was owned by the Borrower.
Short-term Promissory Note [Member] | Let's Roll Holdings, LLC [Member]
Short-term Debt [Line Items]
Debt instrument maturity date								Jan. 16, 2020
Debt instrument principal value								$ 150,000
Debt interest rate								9.00%
Debt instrument monthly installments								$ 50,000
Short-term Promissory Note [Member] | Let's Roll Holdings, LLC [Member] | Chief Cultivation Officer and Director [Member]
Short-term Debt [Line Items]
Debt instrument maturity date								Jan. 16, 2020
Debt instrument principal value								$ 150,000					100,000
Debt interest rate								9.00%
Debt instrument monthly installments								$ 50,000
Interest payable													$ 19,794
Note Payable Five [Member]
Short-term Debt [Line Items]
Debt instrument maturity date					Feb. 20, 2021
Debt instrument principal value					$ 110,405
Debt interest rate					9.00%
Debt instrument principal payment reduction					$ 74,000
Note Payable Six [Member]
Short-term Debt [Line Items]
Debt instrument maturity date		Mar. 30, 2021
Debt instrument principal value		$ 90,000
Debt interest rate		9.00%